Note 28 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Collateral given for the Company’s own liabilities	R$ 817.0	R$ 653.8
Other commitments	1,245.2	1,338.9
Total	2,062.2	1,992.7
Commitments to suppliers	15,877.3	12,078.6
Total	R$ 15,877.3	R$ 12,078.6